Organization and Reorganization (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries Consolidated Vies and Vies Subsidiaries
As of December 31, 2021, the Company’s consolidated subsidiaries, the VIEs and subsidiaries of VIEs are as follows:

Major Subsidiaries	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Lizhi Inc. (“Lizhi BVI”)	British Virgin Islands, Y2010	100	Investment holding
Lizhi Holding Limited (“Lizhi HK”)	Hong Kong, China Y2010	100	Investment holding
Beijing Hongyiyichuang Information Technology Co., Ltd. (“Hongyi Technology”)	Beijing, China Y2011	100	Technical support and consulting services, advertising service
Tiya Inc. (“Tiya Cayman”)	Cayman Islands, Y2019	100	Investment holding
TIYA INC. (“Tiya BVI”)	British Virgin Islands, Y2019	100	Investment holding
Tiya Holding Limited (“Tiya HK”)	Hong Kong, China Y2019	100	Investment holding
TIYA PTE. LTD.	Singapore Y2019	100	Audio entertainment business and others
NASHOR PTE. LTD.	Singapore Y2019	100	Audio entertainment business and others
Guangzhou Tiya Information Technology Co., Ltd. (“Guangzhou Tiya”)	Guangzhou, China Y2019	100	Technical support and consulting services
Tiya Inc. (“Tiya USA”)	USA Y2020	100	Audio entertainment business and others
Major VIEs	Place and year of incorporation/ acquisition	Percentage of direct or indirect economic ownership	Principal activities
Guangzhou Lizhi Network Technology Co., Ltd. (“Guangzhou Lizhi”)	Guangzhou, China Y2007	100	Audio entertainment and podcast business
Guangzhou Huanliao Network Technology Co., Ltd. (“Guangzhou Huanliao”) *	Guangzhou, China Y2016	100	Audio entertainment business and others
Major subsidiaries of VIEs	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Changsha Limang Interaction Entertainment Co., Ltd.	Changsha, China Y2015	100	Audio entertainment business and others
Huai’an Lizhi Network Technology Co., Ltd.	Huai’an, China Y2015	100	Audio entertainment business and others
Wuhan Lizhi Network Technology Co., Ltd.	Wuhan, China Y2017	100	Audio entertainment business and others
Chongqing Piwan Network Technology Co., Ltd.	Chongqing, China Y2019	100	Audio entertainment business and others

*	In May 2019, Guangzhou Huanliao was restructured from being a subsidiary of Guangzhou Lizhi to a VIE of Guangzhou Tiya.

Summary of Variable Interest Entities
The following combined financial information of the VIEs as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31, 2020	As of December 31, 2021
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	148,979	191,549
Short-term investments	73,022	—
Restricted cash	3,695	3,023
Accounts receivable, net	2,642	1
Prepayments and other current assets	13,190	20,245
Amount due from the subsidiaries of the Group	500	197

Total current assets	242,028	215,015

Non-current assets:
Property, equipment and leasehold improvement, net	34,342	28,580
Intangible assets, net	2,929	2,245
Right-of-use assets, net	3,841	9,653
Other non-current assets	711	799

Total non-current assets	41,823	41,277

TOTAL ASSETS	283,851	256,292

Current liabilities:
Accounts payable	73,986	70,639
Deferred revenue	16,226	19,118
Salary and welfare payable	88,464	116,204
Taxes payable	4,559	4,940
Short-term loans	39,508	68,999
Lease liabilities due within one year	3,542	5,767
Accrued expenses and other current liabilities	41,559	42,803
Amount due to the subsidiaries of the Group	385,583	377,331

Total current liabilities	653,427	705,801

Non-current liabilities:
Lease liabilities	587	4,132

Total non-current liabilities	587	4,132

TOTAL LIABILITIES	654,014	709,933

	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Net revenues	1,179,468	1,456,190	1,975,758
Net loss	(116,891)	(84,441)	(81,551)

	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(73,015)	17,425	(17,723)
Net cash (used in)/generated from investing activities	(29,164)	(94,559)	52,323
Net cash generated from financing activities	38,854	187,752	7,298
Net (decrease)/increase in cash, cash equivalents and restricted cash	(63,325)	110,618	41,898

For the years ended December 31, 2019, 2020 and 2021, net cash generated from financial activities in the VIEs consist of: i) net borrowing from/(net repayments to) the Group companies, amounted to RMB38.9 million, RMB148.8 million and RMB(22.2) million, respectively. and ii) net proceeds from bank loans of nil, RMB39.0 million and RMB29.5 million, respectively.